STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - ECOLAB SAVINGS PLAN AND ESOP - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investments at fair value
Investment at fair value	$ 4,467,957	$ 4,014,153
Fully-benefit responsive investment contract at contract value	107,994	115,836
Total investments	4,575,951	4,129,989
Receivables
Notes receivable from participants	53,540	49,907
Dividends receivable	1,672	1,650
Employer contributions receivable	5,045	5,004
Employee contributions receivable	17	9
Total receivables	60,274	56,570
Net assets available for benefits	4,636,225	4,186,559
Common stock
Investments at fair value
Investment at fair value	598,967	595,958
Registered investment companies
Investments at fair value
Investment at fair value	437,857	1,593,043
Common/collective trusts
Investments at fair value
Investment at fair value	3,426,024	1,819,183
Interest bearing cash
Investments at fair value
Investment at fair value	$ 5,109	$ 5,969